Selected Quarterly Financial Information (Unaudited)	12 Months Ended
May. 02, 2015
Selected Quarterly Financial Information (Unaudited)
24.	Selected Quarterly Financial Information (Unaudited)

A summary of quarterly financial information for fiscal 2015 and fiscal 2014 is as follows:

Fiscal 2015 Quarterly Period Ended On or About	August 2, 2014	November 1, 2014	January 31, 2015	May 2, 2015	Fiscal Year 2015
Sales	$1,236,447	1,687,820	1,961,151	1,184,079	6,069,497
Gross profit	382,692	459,888	628,037	401,882	1,872,499

Net income (loss)	$(28,449)	12,298	72,168	(19,421)	36,596
Basic loss per common share:

Net income (loss)	$(0.56)	0.12	0.96	(0.37)	0.21

Diluted loss per common share:

Net income (loss)	$(0.56)	0.12	0.93	(0.37)	0.21

Fiscal 2014 Quarterly Period Ended On or About	July 27, 2013	October 26, 2013	January 25, 2014	May 3, 2014	Fiscal Year 2014
Sales	$1,329,502	1,734,159	1,995,790	1,321,906	6,381,357
Gross profit	368,201	461,942	603,441	424,351	1,857,935

Net income (loss)	$(87,022)	13,229	63,229	(36,704)	(47,268)
Basic loss per common share:

Net income (loss)	$(1.56)	0.15	0.95	(0.72)	(1.12)

Diluted loss per common share:

Net income (loss)	$(1.56)	0.15	0.86	(0.72)	(1.12)